DEFERRED CHARGES (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022
Revenue Recognition and Deferred Revenue [Abstract]
Aggregate amortization expense	$ 452,781	$ 507,564
Weighted average life	3 years